Share Capital - Disclosure of number and weighted average exercise prices of share options (Details)	1 Months Ended	12 Months Ended
	Jun. 15, 2021 shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Disclosure Of Detailed Information About Share Capital [Abstract]
Number of share options outstanding at beginning of period | shares		1,730,000	1,830,000	2,080,000
Weighted average exercise price of share options outstanding at beginning of period | $ / shares		$ 0.51	$ 0.51	$ 0.79
Number of share options granted | shares	1,715,000	1,715,000
Weighted average exercise price of share options granted | $ / shares		$ 0.4
Number of share options expired | shares		(620,000)
Weighted average exercise price of share options expired | $ / shares		$ 0.66
Number of share options cancelled | shares			(100,000)	(250,000)
Weighted average exercise price of share options cancelled | $ / shares			$ 0.52	$ 0.91
Number of share options outstanding at end of period | shares		2,825,000	1,730,000	1,830,000
Weighted average exercise price of share options outstanding at end of period | $ / shares		$ 0.41	$ 0.51	$ 0.51
Number of share options exercisable at end of period | shares		2,007,500	1,730,000	1,755,000
Weighted average exercise price of share options exercisable at end of period | $ / shares		$ 0.42	$ 0.51	$ 0.54